INTANGIBLE ASSETS - UNDER DEVELOPMENT	9 Months Ended
Sep. 30, 2021
ENERGY VAULT HOLDINGS, INC
INTANGIBLE ASSETS-UNDER DEVELOPMENT

6. INTANGIBLE ASSETS - UNDER DEVELOPMENT

In April 2021, the Company signed a three-year licensing contract with regard to the implementation of an Enterprise Resource Planning (ERP) system. Subsequently, in May 2021, the Company signed a service agreement with an IT consulting firm to assist in the said implementation. As of September 30, 2021, the Company has recorded $178,366 as ‘Intangible assets - under development’.